UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 November 27, 2007 to December 26, 2007

 Commission File Number of issuing entity: 333-131288-03

 MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-131288

 MortgageIT Securities Corp.
 (Exact name of depositor as specified in its charter)

 DB Structured Products, Inc.
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2200396
 54-2200397
 54-2200398
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  B-5                              _____    _____    __X___    ____________
  B-6                              _____    _____    __X___    ____________
  IO                               _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On December 26, 2007 a distribution was made to holders of MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, relating to the December 26, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Elisabeth A. Brewster
 Elisabeth A. Brewster, Vice President

 Date: January 4, 2008

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, relating to the December 26, 2007 distribution.



 EX-99.1


MortgageIT Trust
Mortgage Pass-Through Certificates



Distribution Date:       12/26/2007


MortgageIT Trust
Mortgage Pass-Through Certificates
Series 2007-2


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
          A-1                  61915CAA7       11/30/2007            5.28313%       811,400,811.82         3,572,279.98
          A-2                  61915CAB5       11/30/2007           13.45580%        45,506,695.63           510,274.24
          B-1                  61915CAC3       11/30/2007            6.12549%        37,262,325.94           190,208.46
          B-2                  61915CAD1       11/30/2007            6.12549%         5,520,085.84            28,177.71
          B-3                  61915CAE9       11/30/2007            6.12549%         2,759,543.90            14,086.31
          B-4                  61915CAQ2       11/30/2007            6.12549%         3,680,722.58            18,788.54
          B-5                  61915CAR0       11/30/2007            6.12549%         2,759,543.90            14,086.31
          B-6                  61915CAS8       11/30/2007            6.12549%         1,840,500.01             9,394.98
           IO                 MORTGA072R       11/30/2007            0.00000%                 0.00                 0.00

Totals                                                                              910,730,229.62         4,357,296.53


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
          A-1                 2,176,386.37              0.00       809,224,425.45         5,748,666.35              0.00
          A-2                   122,060.70              0.00        45,384,634.93           632,334.94              0.00
          B-1                    25,040.19              0.00        37,237,285.76           215,248.65              0.00
          B-2                     3,709.48              0.00         5,516,376.35            31,887.19              0.00
          B-3                     1,854.41              0.00         2,757,689.50            15,940.72              0.00
          B-4                     2,473.44              0.00         3,678,249.14            21,261.98              0.00
          B-5                     1,854.41              0.00         2,757,689.50            15,940.72              0.00
          B-6                     1,236.81              0.00         1,839,263.20            10,631.79              0.00
           IO                         0.00              0.00                 0.00                 0.00              0.00

Totals                        2,334,615.81              0.00       908,395,613.83         6,691,912.34              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
          A-1                 821,837,000.00      811,400,811.82           545,259.25       1,631,127.12              0.00
          A-2                  46,092,000.00       45,506,695.63            30,580.38          91,480.32              0.00
          B-1                  37,336,000.00       37,262,325.94            25,040.19               0.00              0.00
          B-2                   5,531,000.00        5,520,085.84             3,709.48               0.00              0.00
          B-3                   2,765,000.00        2,759,543.90             1,854.41               0.00              0.00
          B-4                   3,688,000.00        3,680,722.58             2,473.44               0.00              0.00
          B-5                   2,765,000.00        2,759,543.90             1,854.41               0.00              0.00
          B-6                   1,844,139.00        1,840,500.01             1,236.81               0.00              0.00
           IO                           0.00                0.00                 0.00               0.00              0.00

Totals                        921,858,139.00      910,730,229.62           612,008.37       1,722,607.44              0.00


                                          Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending                    Ending                Total
                                      Loss         Principal          Certificate               Certificate            Principal
                                                   Reduction              Balance                Percentage         Distribution
          A-1                         0.00      2,176,386.37       809,224,425.45                0.98465319         2,176,386.37
          A-2                         0.00        122,060.70        45,384,634.93                0.98465319           122,060.70
          B-1                         0.00         25,040.19        37,237,285.76                0.99735606            25,040.19
          B-2                         0.00          3,709.48         5,516,376.35                0.99735606             3,709.48
          B-3                         0.00          1,854.41         2,757,689.50                0.99735606             1,854.41
          B-4                         0.00          2,473.44         3,678,249.14                0.99735606             2,473.44
          B-5                         0.00          1,854.41         2,757,689.50                0.99735606             1,854.41
          B-6                         0.00          1,236.81         1,839,263.20                0.99735606             1,236.81
           IO                         0.00              0.00                 0.00                0.00000000                 0.00

Totals                                0.00      2,334,615.81       908,395,613.83                0.98539632         2,334,615.81

NOTE: Accretion amount also includes Net Negative Amortization, if applicable.


                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
          A-1               821,837,000.00          987.30138923             0.66346398            1.98473313         0.00000000
          A-2                46,092,000.00          987.30138918             0.66346394            1.98473314         0.00000000
          B-1                37,336,000.00          998.02672863             0.67067147            0.00000000         0.00000000
          B-2                 5,531,000.00          998.02672934             0.67067076            0.00000000         0.00000000
          B-3                 2,765,000.00          998.02672694             0.67067269            0.00000000         0.00000000
          B-4                 3,688,000.00          998.02672993             0.67067245            0.00000000         0.00000000
          B-5                 2,765,000.00          998.02672694             0.67067269            0.00000000         0.00000000
          B-6                 1,844,139.00          998.02672684             0.67067070            0.00000000         0.00000000
           IO                         0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
          A-1                 0.00000000            2.64819711           984.65319212           0.98465319            2.64819711
          A-2                 0.00000000            2.64819708           984.65319209           0.98465319            2.64819708
          B-1                 0.00000000            0.67067147           997.35605742           0.99735606            0.67067147
          B-2                 0.00000000            0.67067076           997.35605677           0.99735606            0.67067076
          B-3                 0.00000000            0.67067269           997.35605787           0.99735606            0.67067269
          B-4                 0.00000000            0.67067245           997.35605748           0.99735606            0.67067245
          B-5                 0.00000000            0.67067269           997.35605787           0.99735606            0.67067269
          B-6                 0.00000000            0.67067070           997.35605613           0.99735606            0.67067070
           IO                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: Accretion amount also includes Net Negative Amortization, if applicable.

NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
          A-1            11/25/07 - 12/24/07    30          5.28313%    811,400,811.82        3,572,279.98                   0.00
          A-2            11/25/07 - 12/24/07    30         13.45580%     45,506,695.63          510,274.24                   0.00
          B-1            11/01/07 - 11/30/07    30          6.12549%     37,262,325.94          190,208.46                   0.00
          B-2            11/01/07 - 11/30/07    30          6.12549%      5,520,085.84           28,177.71                   0.00
          B-3            11/01/07 - 11/30/07    30          6.12549%      2,759,543.90           14,086.31                   0.00
          B-4            11/01/07 - 11/30/07    30          6.12549%      3,680,722.58           18,788.54                   0.00
          B-5            11/01/07 - 11/30/07    30          6.12549%      2,759,543.90           14,086.31                   0.00
          B-6            11/01/07 - 11/30/07    30          6.12549%      1,840,500.01            9,394.98                   0.00
           IO                            N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                        4,357,296.53                   0.00



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
          A-1                         0.00                0.00       3,572,279.98                0.00           809,224,425.45
          A-2                         0.00                0.00         510,274.24                0.00            45,384,634.93
          B-1                         0.00                0.00         190,208.46                0.00            37,237,285.76
          B-2                         0.00                0.00          28,177.71                0.00             5,516,376.35
          B-3                         0.00                0.00          14,086.31                0.00             2,757,689.50
          B-4                         0.00                0.00          18,788.54                0.00             3,678,249.14
          B-5                         0.00                0.00          14,086.31                0.00             2,757,689.50
          B-6                         0.00                0.00           9,394.98                0.00             1,839,263.20
           IO                         0.00                0.00               0.00                0.00                     0.00

Totals                                0.00                0.00       4,357,296.53                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
          A-1                 821,837,000.00       5.28313%             987.30138923            4.34670133            0.00000000
          A-2                  46,092,000.00      13.45580%             987.30138918           11.07077671            0.00000000
          B-1                  37,336,000.00       6.12549%             998.02672863            5.09450557            0.00000000
          B-2                   5,531,000.00       6.12549%             998.02672934            5.09450551            0.00000000
          B-3                   2,765,000.00       6.12549%             998.02672694            5.09450633            0.00000000
          B-4                   3,688,000.00       6.12549%             998.02672993            5.09450651            0.00000000
          B-5                   2,765,000.00       6.12549%             998.02672694            5.09450633            0.00000000
          B-6                   1,844,139.00       6.12549%             998.02672684            5.09450752            0.00000000
           IO                           0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
          A-1                   0.00000000            0.00000000           4.34670133            0.00000000           984.65319212
          A-2                   0.00000000            0.00000000          11.07077671            0.00000000           984.65319209
          B-1                   0.00000000            0.00000000           5.09450557            0.00000000           997.35605742
          B-2                   0.00000000            0.00000000           5.09450551            0.00000000           997.35605677
          B-3                   0.00000000            0.00000000           5.09450633            0.00000000           997.35605787
          B-4                   0.00000000            0.00000000           5.09450651            0.00000000           997.35605748
          B-5                   0.00000000            0.00000000           5.09450633            0.00000000           997.35605787
          B-6                   0.00000000            0.00000000           5.09450752            0.00000000           997.35605613
           IO                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                7,153,811.77
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                    99,518.41
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                      0.00
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                         7,253,330.18

Withdrawals
     Swap Payments                                                                                       291,597.17
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                  73,254.73
     Total Administration Fees                                                                           196,565.94
     Payment of Interest and Principal                                                                 6,691,912.34
Total Withdrawals (Pool Distribution Amount)                                                           7,253,330.18

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.








                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    189,735.46
Credit Risk Management Fee - Clayton Fixed Income                                         6,830.48
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               196,565.94

*Servicer Payees include: WELLS FARGO BANK, N.A.





                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                    Class A Swap Collateral Account                0.00                0.00              0.00               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

             Class A Swap Agreement - Deutsche Bank                            3,237,996.36      3,529,593.53       (291,597.17)

                                                          Collateral Statement

                                                                            Total
 Collateral Description                                               Mixed Fixed
 Weighted Average Coupon Rate                                            6.384494
 Weighted Average Net Rate                                               6.134494
 Weighted Average Pass-Through Rate                                      6.125494
 Weighted Average Remaining Term                                              347
 Principal And Interest Constant                                     5,457,467.88
 Beginning Loan Count                                                       1,460
 Loans Paid in Full                                                             3
 Ending Loan Count                                                          1,457
 Beginning Scheduled Balance                                       910,730,229.69
 Ending Scheduled Balance                                          908,395,613.89
 Actual Ending Collateral Balance                                  908,830,400.08
 Scheduled Principal                                                   612,008.36
 Unscheduled Principal                                               1,722,607.44
 Negative Amortized Principal                                                0.00
 Scheduled Interest                                                  4,845,459.52
 Servicing Fees                                                        189,735.46
 Master Servicing Fees                                                       0.00
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                               6,830.48
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        4,648,893.58
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                              0.00
 Prepayment Penalty Paid Count                                                  0
 Special Servicing Fee                                                       0.00


                                    Additional Reporting - Deal Level



                                         Informational Reporting
Three-Month Rolling Delinquency Average                                                         1.042485%
Bankruptcy Coverage Balance                                                                          0.00
Extraordinary Trust Fund Expenses                                                                    0.00
Fraud Coverage Balance                                                                               0.00
Relief Act Interest Shortfalls                                                                       0.00
Special Hazard Coverage Balance                                                                      0.00


                                           Structural Reporting
Original Senior Percentage                                                                     94.149953%
Original Subordinate Percentage                                                                 5.850047%
Senior Percentage                                                                              94.090157%
Senior Prepayment Percenatge                                                                  100.000000%
Subordinate  Percentage                                                                         5.909843%
Subordinate Perpayment Percentage                                                               0.000000%
Excess Spread                                                                                  886,405.25


                                         Trigger Event Reporting
Delinquency Trigger
     Trigger Result                                                                                  Pass
     Threshold Value                                                                           50.000000%
     Calculated Value                                                                           4.398647%
Cumulative Loss Trigger
     Trigger Result                                                                                  Pass
     Threshold Value                                                                           30.000000%
     Calculated Value                                                                           0.000000%
Shifting Interest Delinquency/Loss Trigger
     Trigger Result                                                                                  Pass


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      3                   0                    0                   0                    3
             2,005,553.19        0.00                 0.00                0.00                 2,005,553.19

60 Days      2                   0                    0                   0                    2
             1,151,480.50        0.00                 0.00                0.00                 1,151,480.50

90 Days      1                   0                    0                   0                    1
             702,783.60          0.00                 0.00                0.00                 702,783.60

120 Days     0                   0                    3                   0                    3
             0.00                0.00                 2,170,682.07        0.00                 2,170,682.07

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       6                   0                    3                   0                    9
             3,859,817.29        0.00                 2,170,682.07        0.00                 6,030,499.36

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      0.205903%           0.000000%            0.000000%           0.000000%            0.205903%
             0.220674%           0.000000%            0.000000%           0.000000%            0.220674%

60 Days      0.137268%           0.000000%            0.000000%           0.000000%            0.137268%
             0.126699%           0.000000%            0.000000%           0.000000%            0.126699%

90 Days      0.068634%           0.000000%            0.000000%           0.000000%            0.068634%
             0.077328%           0.000000%            0.000000%           0.000000%            0.077328%

120 Days     0.000000%           0.000000%            0.205903%           0.000000%            0.205903%
             0.000000%           0.000000%            0.238843%           0.000000%            0.238843%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       0.411805%           0.000000%            0.205903%           0.000000%            0.617708%
             0.424702%           0.000000%            0.238843%           0.000000%            0.663545%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                      99,518.41




                                            CREDIT ENHANCEMENT

                                       Original $         Original %          Current $          Current %
                    Bankruptcy         345,096.11        0.03743484%         345,096.11        0.03798963%
                         Fraud       9,218,581.39        1.00000000%       9,218,581.39        1.01482011%
                Special Hazard       9,218,581.39        1.00000000%       9,218,581.39        1.01482011%

Limit of Subordinate's Exposure to Certain Types of Losses





                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                          12 Month Foreclosure History*
 New Foreclosure Loans                                            Month     Foreclosure Percentage
     Loans in Foreclosure                      0                  Jan-07            0.000%
     Original Principal Balance             0.00                  Feb-07            0.000%
     Current Actual Balance                 0.00                  Mar-07            0.000%
                                                                  Apr-07            0.000%
 Current Foreclosure Total                                        May-07            0.000%
     Loans in Foreclosure                      3                  Jun-07            0.000%
     Original Principal Balance     2,172,000.00                  Jul-07            0.000%
     Current Actual Balance         2,170,682.07                  Aug-07            0.000%
                                                                  Sep-07            0.000%
                                                                  Oct-07            0.000%
                                                                  Nov-07            0.285%
                                                                  Dec-07            0.239%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
       Summary              0115383636         Nov-2007        01-Jun-2007             FL              68.03      1,000,000.00
       Summary              0115481987         Nov-2007        01-Jun-2007             CA              77.89        444,000.00
       Summary              0115614864         Nov-2007        01-Jul-2007             FL              80.00        728,000.00


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
       Summary               0115383636       999,073.80       01-Jun-2007              4          6.375%            20,330.71
       Summary               0115481987       443,608.27       01-Jun-2007              4          6.625%             9,397.16
       Summary               0115614864       728,000.00       01-Jun-2007              4          7.375%            17,290.00



              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



  Summary - No Bankruptcy Information to report this period.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): Sum(Beg Scheduled Balance of Liquidated Loans) / Sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum(All Realized Losses) / Sum(Actual Liquidated Balance for loans that have experienced a loss). 3
Month Average and 12 Month Average will not have values until the 3rd and 12th month respectively.










                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                   3       1,562,000.00       1,557,197.70          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00       166,625.99


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0115410900            CA              59.16       01-Jun-2007        423,000.00        423,000.00
       Summary               0115581386            MD              70.00       01-Aug-2007        567,000.00        560,981.45
       Summary               0115815167            WA              80.00       01-Aug-2007        572,000.00        572,000.00


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0115410900       Loan Paid in Full           2              6.375%             360               6
       Summary              0115581386       Loan Paid in Full          (1)             6.250%             240               4
       Summary              0115815167       Loan Paid in Full           0              6.750%             360               4


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       0                  0.00                   0.00                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                                Loan          Full             Prior             Penalty            Penalty
         Group                Number          Date           Balance              Amount             Waived


                                     No Prepayment Penalties this Period

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.189%       Current Month              2.248%        Current Month                 223.893%
     3 Month Average          0.305%       3 Month Average            3.596%        3 Month Average               479.861%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007          N/A           N/A                          Jun-2007          N/A           N/A
         Jul-2007          N/A           N/A                          Jul-2007          N/A           N/A
         Aug-2007          N/A           N/A                          Aug-2007          N/A           N/A
         Sep-2007       3.413%           N/A                          Sep-2007     844.903%           N/A
         Oct-2007       3.719%           N/A                          Oct-2007     615.919%           N/A
         Nov-2007       4.821%           N/A                          Nov-2007     599.770%           N/A
         Dec-2007       2.248%           N/A                          Dec-2007     223.893%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                              Repurchases Due to Breaches

                                 Beginning
               Loan              Scheduled              Payoff        Current            Current
             Number                Balance             Balance           Rate            Payment

                           No Repurchases Due to Breaches this Period

                                    Repurchases Due to Other

                                 Beginning
               Loan              Scheduled               Payoff        Current           Current
             Number                Balance              Balance           Rate           Payment

                             No Repurchases Due to Other this Period



                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 5.500             0                0.00            0.000
     5.500    5.749             2        1,297,282.70            0.143
     5.750    5.999            39       21,654,974.30            2.384
     6.000    6.249           201      130,253,811.39           14.339
     6.250    6.499           754      464,547,016.87           51.139
     6.500    6.749           304      189,766,425.82           20.890
     6.750    6.999           110       70,184,369.80            7.726
     7.000    7.249            22       13,013,933.22            1.433
     7.250    7.499            15       10,325,139.43            1.137
     7.500    7.749             8        6,313,697.47            0.695
     7.750    7.999             2        1,038,962.89            0.114
  >= 8.000                      0                0.00            0.000
              Total         1,457      908,395,613.89          100.000


                                                 SUPPLEMENTAL REPORTING

Distribution Dates
Distributions on the offered certificates will be made on the 25th day of each month or, if that day is not a business day, on the next succeeding business day, beginning in September 2007.

Determination Date
With respect to each Distribution Date, the Business Day immediately preceding the related Servicer Remittance
Date. The Determination Date for purposes of Article X hereof shall mean the 15th day of the month, or if such
15th day is not a Business Day, the first Business Day following such 15th day.

Interest Determination Date
With respect to the Class A-1 Certificates and any Interest Accrual Period therefor, the second London Business
Day preceding the commencement of such Interest Accrual Period.

Record Date
With respect to each Distribution Date and the Class A Certificates, the Business Day immediately preceding such
Distribution Date for so long as such Certificates are Book-Entry Certificates. With respect to each Distribution
Date and the Subordinate Certificates, the last Business Day of the month immediately preceding the month in which such Distribution Date occurs for so long as such Certificates are Book-Entry Certificates. With respect to each
Distribution Date and any other Class of Certificates, including any Definitive Certificates, the last day of the calendar month immediately preceding the month in which such Distribution Date occurs.

Business Day
Any day other than a Saturday, a Sunday or a day on which banking or savings and loan institutions in the States of New York, California, Maryland, Minnesota, Iowa or the Commonwealth of Pennsylvania or in the city in which the Corporate Trust Office of the Trustee is located, are authorized or obligated by law or executive order to be closed.

Servicer Remittance Date
With respect to any Distribution Date and (A) Wells Fargo, the 18th day of each month; provided that if the 18th day of a given month is not a Business Day, the Servicer Remittance Date shall be the immediately preceding Business
Day and (B) GMAC, as set forth in the Servicing Agreement.

Closing Date
August 30, 2007.

